Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Remuneration of Directors and Other Key Management Personnel	Remuneration of directors and executive management is determined by the Board having consideration of overall performance of individuals and market trends. Information on key management compensation is shown below:

Years ended December 31,	2024	2023

Salaries, Director fees and other short-term benefits	$5	$4

Post-employment compensation[1]	1	1

Share-based payments	7	6

[1] Post-employment compensation represent the present value of future pension benefits earned during the year.